Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account II (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1999.

Des Moines, Iowa

April 26, 2022

Appendix:

Subaccounts comprising EquiTrust Life Variable Account II

Subaccounts	Statement of operations	Statements of changes in net assets
American Century VP Capital Appreciation Fund	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Mid Cap Value Fund
American Century VP Ultra® Fund
American Century VP Value Fund
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares
BNY Mellon VIF Appreciation Portfolio – Initial Shares
BNY Mellon VIF Growth & Income Portfolio – Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares
Calvert VP NASDAQ-100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account II

Statements of Assets and Liabilities

December 31, 2021

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
American Century VP Capital Appreciation Fund	$82,321	$82,321	$82,321	$60,820	4,402.19	1,448.27
American Century VP Mid Cap Value Fund	56,991	56,991	56,991	39,019	2,277.80	1,791.84
American Century VP Ultra® Fund	148,809	148,809	148,809	96,048	4,742.16	2,312.08
American Century VP Value Fund	74,984	74,984	74,984	55,284	5,485.27	2,891.04
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,732	1,732	1,732	1,105	30.30	40.50
BNY Mellon VIF Appreciation Portfolio - Initial Shares	3,076,379	3,076,379	3,076,379	2,272,492	57,266.92	63,784.50
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,005,705	1,005,705	1,005,705	680,933	24,187.22	22,373.65
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,802,021	1,802,021	1,802,021	1,204,956	31,193.03	46,557.34
Calvert VP NASDAQ-100 Index Portfolio	142,619	142,619	142,619	86,206	972.18	1,252.12
Calvert VP Russell 2000® Small Cap Index Portfolio	225,415	225,415	225,415	171,661	2,269.13	4,733.08
Calvert VP S&P MidCap 400 Index Portfolio	208,632	208,632	208,632	150,773	1,444.12	3,394.44
Federated Hermes Government Money Fund II - Service Shares	657,662	657,662	657,662	657,662	657,661.53	69,826.57
Federated Hermes Managed Volatility Fund II - Primary Shares	1,731,601	1,731,601	1,731,601	1,529,693	134,232.67	85,534.53
Federated Hermes Quality Bond Fund II - Primary Shares	639,672	639,672	639,672	629,993	56,809.21	49,531.92
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,726,766	1,726,766	1,726,766	1,138,135	31,771.22	23,483.36
Fidelity® VIP Growth & Income Portfolio - Initial Class	122,037	122,037	122,037	92,317	4,654.33	3,053.65
Fidelity® VIP Growth Portfolio - Initial Class	742,066	742,066	742,066	535,005	7,244.62	12,428.02
Fidelity® VIP High Income Portfolio - Service Class 2	100,776	100,776	100,776	102,839	20,035.04	3,415.73
Fidelity® VIP Index 500 Portfolio - Initial Class	634,880	634,880	634,880	312,112	1,355.80	12,288.34
Fidelity® VIP Mid Cap Portfolio - Service Class 2	752,216	752,216	752,216	626,028	19,096.62	11,071.23
Fidelity® VIP Overseas Portfolio - Initial Class	99,667	99,667	99,667	73,040	3,403.92	3,072.76
Franklin Global Real Estate VIP Fund - Class 2	63,392	63,392	63,392	56,789	3,628.60	3,047.73
Franklin Mutual Shares VIP Fund - Class 2	144,396	144,396	144,396	138,802	7,520.65	4,750.33
Franklin Small Cap Value VIP Fund - Class 2	321,796	321,796	321,796	280,300	18,346.44	5,627.40
Franklin Small-Mid Cap Growth VIP Fund - Class 2	250,351	250,351	250,351	197,463	11,181.39	4,631.30
Franklin U.S. Government Securities VIP Fund - Class 2	151,186	151,186	151,186	159,153	13,067.06	9,931.28
Templeton Growth VIP Fund - Class 2	173,737	173,737	173,737	180,802	14,990.28	8,027.80
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	462,954	462,954	462,954	355,578	34,704.19	6,918.82
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	285,396	285,396	285,396	214,542	10,049.15	5,991.80
T. Rowe Price All-Cap Opportunities Portfolio	1,432,122	1,432,122	1,432,122	1,129,667	37,024.88	22,459.21
T. Rowe Price Equity Income Portfolio	776,488	776,488	776,488	686,046	25,822.70	17,496.96
T. Rowe Price Mid-Cap Growth Portfolio	2,939,789	2,939,789	2,939,789	2,363,448	85,285.44	28,875.17
T. Rowe Price Moderate Allocation Portfolio	1,259,523	1,259,523	1,259,523	1,135,990	55,657.24	30,168.09
T. Rowe Price International Stock Portfolio	388,914	388,914	388,914	370,682	24,291.96	16,755.96

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account II

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(723)	$(723)	$822	$9,430	$10,252	$(1,860)	$7,669
American Century VP Mid Cap Value Fund	621	(477)	144	746	-	746	9,400	10,290
American Century VP Ultra® Fund	-	(1,187)	(1,187)	5,901	7,700	13,601	13,867	26,281
American Century VP Value Fund	1,269	(655)	614	3,398	-	3,398	11,603	15,615
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	36	(49)	(13)	1,922	136	2,058	(660)	1,385
BNY Mellon VIF Appreciation Portfolio - Initial Shares	12,178	(24,906)	(12,728)	34,467	257,500	291,967	361,035	640,274
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	4,670	(8,834)	(4,164)	63,471	64,470	127,941	88,704	212,481
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,963	(16,025)	(14,062)	80,274	-	80,274	183,333	249,545
Calvert VP NASDAQ-100 Index Portfolio	360	(1,091)	(731)	2,669	7,089	9,758	18,856	27,883
Calvert VP Russell 2000® Small Cap Index Portfolio	1,680	(2,012)	(332)	2,280	6,193	8,473	18,620	26,761
Calvert VP S&P MidCap 400 Index Portfolio	1,651	(1,747)	(96)	2,662	5,607	8,269	31,069	39,242
Federated Hermes Government Money Fund II - Service Shares	11	(5,903)	(5,892)	-	-	-	-	(5,892)
Federated Hermes Managed Volatility Fund II - Primary Shares	28,852	(14,636)	14,216	(9,421)	-	(9,421)	255,765	260,560
Federated Hermes Quality Bond Fund II - Primary Shares	15,748	(5,753)	9,995	153	5,462	5,615	(30,390)	(14,780)
Fidelity® VIP Contrafund® Portfolio - Initial Class	957	(13,970)	(13,013)	37,141	196,499	233,640	147,785	368,412
Fidelity® VIP Growth & Income Portfolio - Initial Class	2,787	(1,027)	1,760	2,101	5,197	7,298	15,730	24,788
Fidelity® VIP Growth Portfolio - Initial Class	-	(6,174)	(6,174)	13,655	142,594	156,249	(13,848)	136,227
Fidelity® VIP High Income Portfolio - Service Class 2	5,147	(846)	4,301	(227)	-	(227)	(969)	3,105
Fidelity® VIP Index 500 Portfolio - Initial Class	7,232	(5,082)	2,150	15,564	4,090	19,654	114,958	136,762
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,573	(6,313)	(3,740)	9,221	117,028	126,249	26,596	149,105
Fidelity® VIP Overseas Portfolio - Initial Class	495	(857)	(362)	4,787	7,163	11,950	4,835	16,423
Franklin Global Real Estate VIP Fund - Class 2	494	(503)	(9)	8	1,271	1,279	11,399	12,669
Franklin Mutual Shares VIP Fund - Class 2	4,045	(1,244)	2,801	(1,508)	-	(1,508)	21,134	22,427
Franklin Small Cap Value VIP Fund - Class 2	3,144	(2,810)	334	(2,957)	8,325	5,368	59,476	65,178
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(2,221)	(2,221)	1,129	28,856	29,985	(7,194)	20,570
Franklin U.S. Government Securities VIP Fund - Class 2	3,771	(1,327)	2,444	(485)	-	(485)	(5,971)	(4,012)
Templeton Growth VIP Fund - Class 2	1,931	(1,569)	362	776	-	776	5,394	6,532
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,887	(3,889)	(2)	10,667	21,410	32,077	74,266	106,341
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,417	(2,507)	(1,090)	7,432	6,849	14,281	36,207	49,398
T. Rowe Price All-Cap Opportunities Portfolio	-	(12,163)	(12,163)	30,732	266,980	297,712	(44,944)	240,605
T. Rowe Price Equity Income Portfolio	11,565	(6,595)	4,970	20,123	53,944	74,067	78,115	157,152
T. Rowe Price Mid-Cap Growth Portfolio	-	(26,131)	(26,131)	212,829	294,018	506,847	(108,613)	372,103
T. Rowe Price Moderate Allocation Portfolio	12,103	(11,056)	1,047	18,610	116,200	134,810	(30,069)	105,788

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price International Stock Portfolio	$2,362	$(3,608)	$(1,246)	$5,305	$26,091	$31,396	$(28,409)	$1,741

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
American Century VP Capital Appreciation Fund	$75,585	$(723)	$10,252	$(1,860)	$7,669	$2,412	$-	$-	$(3,344)	$(1)	$(933)	$6,736	$82,321
American Century VP Mid Cap Value Fund	46,447	144	746	9,400	10,290	1,376	-	-	(1,122)	-	254	10,544	56,991
American Century VP Ultra® Fund	102,569	(1,187)	13,601	13,867	26,281	3,552	(7,434)	-	(3,792)	27,633	19,959	46,240	148,809
American Century VP Value Fund	67,019	614	3,398	11,603	15,615	2,948	(122)	-	(2,180)	(8,296)	(7,650)	7,965	74,984
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,402	(13)	2,058	(660)	1,385	171	(5,065)	-	(161)	-	(5,055)	(3,670)	1,732
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,493,275	(12,728)	291,967	361,035	640,274	75,175	(38,501)	(2,636)	(88,987)	(2,221)	(57,170)	583,104	3,076,379
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	893,905	(4,164)	127,941	88,704	212,481	27,471	(40,910)	(53,332)	(33,718)	(192)	(100,681)	111,800	1,005,705
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,621,937	(14,062)	80,274	183,333	249,545	58,889	(25,283)	(1,432)	(55,844)	(45,791)	(69,461)	180,084	1,802,021
Calvert VP NASDAQ-100 Index Portfolio	96,181	(731)	9,758	18,856	27,883	2,427	-	-	(3,747)	19,875	18,555	46,438	142,619
Calvert VP Russell 2000® Small Cap Index Portfolio	198,945	(332)	8,473	18,620	26,761	8,076	-	(3,683)	(6,882)	2,198	(291)	26,470	225,415
Calvert VP S&P MidCap 400 Index Portfolio	168,338	(96)	8,269	31,069	39,242	6,119	(83)	(20)	(6,197)	1,233	1,052	40,294	208,632
Federated Hermes Government Money Fund II - Service Shares	655,070	(5,892)	-	-	(5,892)	52,711	(14,227)	(339)	(27,425)	(2,236)	8,484	2,592	657,662
Federated Hermes Managed Volatility Fund II - Primary Shares	1,504,663	14,216	(9,421)	255,765	260,560	91,980	(31,702)	(26,276)	(58,724)	(8,900)	(33,622)	226,938	1,731,601
Federated Hermes Quality Bond Fund II - Primary Shares	645,973	9,995	5,615	(30,390)	(14,780)	37,185	(12,160)	(86)	(27,951)	11,491	8,479	(6,301)	639,672
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,381,089	(13,013)	233,640	147,785	368,412	44,423	(24,055)	(10,219)	(46,869)	13,985	(22,735)	345,677	1,726,766
Fidelity® VIP Growth & Income Portfolio - Initial Class	101,697	1,760	7,298	15,730	24,788	5,133	(4,618)	-	(4,911)	(52)	(4,448)	20,340	122,037

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Growth Portfolio - Initial Class	$620,086	$(6,174)	$156,249	$(13,848)	$136,227	$18,574	$(15,068)	$-	$(22,506)	$4,753	$(14,247)	$121,980	$742,066
Fidelity® VIP High Income Portfolio - Service Class 2	85,115	4,301	(227)	(969)	3,105	3,980	(199)	-	(2,497)	11,272	12,556	15,661	100,776
Fidelity® VIP Index 500 Portfolio - Initial Class	485,512	2,150	19,654	114,958	136,762	13,594	(5,300)	(4,287)	(13,933)	22,532	12,606	149,368	634,880
Fidelity® VIP Mid Cap Portfolio - Service Class 2	624,387	(3,740)	126,249	26,596	149,105	29,688	(6,613)	(3,542)	(32,908)	(7,901)	(21,276)	127,829	752,216
Fidelity® VIP Overseas Portfolio - Initial Class	91,369	(362)	11,950	4,835	16,423	4,056	(12,327)	-	(2,238)	2,384	(8,125)	8,298	99,667
Franklin Global Real Estate VIP Fund - Class 2	48,228	(9)	1,279	11,399	12,669	5,534	-	-	(2,980)	(59)	2,495	15,164	63,392
Franklin Mutual Shares VIP Fund - Class 2	123,471	2,801	(1,508)	21,134	22,427	7,429	(115)	-	(4,770)	(4,046)	(1,502)	20,925	144,396
Franklin Small Cap Value VIP Fund - Class 2	267,503	334	5,368	59,476	65,178	15,315	(9,067)	(242)	(12,000)	(4,891)	(10,885)	54,293	321,796
Franklin Small-Mid Cap Growth VIP Fund - Class 2	225,838	(2,221)	29,985	(7,194)	20,570	5,960	(45)	-	(5,457)	3,485	3,943	24,513	250,351
Franklin U.S. Government Securities VIP Fund - Class 2	138,115	2,444	(485)	(5,971)	(4,012)	5,513	(2,130)	-	(4,668)	18,368	17,083	13,071	151,186
Templeton Growth VIP Fund - Class 2	165,112	362	776	5,394	6,532	9,271	(850)	-	(6,322)	(6)	2,093	8,625	173,737
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	370,751	(2)	32,077	74,266	106,341	13,588	(360)	-	(15,016)	(12,350)	(14,138)	92,203	462,954
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	242,908	(1,090)	14,281	36,207	49,398	8,988	(6,591)	(249)	(7,901)	(1,157)	(6,910)	42,488	285,396
T. Rowe Price All-Cap Opportunities Portfolio	1,232,426	(12,163)	297,712	(44,944)	240,605	27,175	(22,952)	-	(49,178)	4,046	(40,909)	199,696	1,432,122
T. Rowe Price Equity Income Portfolio	651,509	4,970	74,067	78,115	157,152	23,484	(28,423)	(4,427)	(22,991)	184	(32,173)	124,979	776,488
T. Rowe Price Mid-Cap Growth Portfolio	3,097,276	(26,131)	506,847	(108,613)	372,103	57,480	(35,516)	(2,046)	(76,966)	(472,542)	(529,590)	(157,487)	2,939,789

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Moderate Allocation Portfolio	$1,178,662	$1,047	$134,810	$(30,069)	$105,788	$43,471	$(18,910)	$(424)	$(37,791)	$(11,273)	$(24,927)	$80,861	$1,259,523
T. Rowe Price International Stock Portfolio	389,087	(1,246)	31,396	(28,409)	1,741	17,598	(9,375)	(720)	(12,915)	3,498	(1,914)	(173)	388,914

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
American Century VP Capital Appreciation Fund	$89,558	$(841)	$22,707	$12,953	$34,819	$3,516	$(3,584)	$(4,367)	$(3,635)	$(40,722)	$(48,792)	$(13,973)	$75,585
American Century VP Mid Cap Value Fund	43,015	382	408	(373)	417	1,059	-	-	(1,318)	3,274	3,015	3,432	46,447
American Century VP Ultra® Fund	71,503	(780)	18,922	17,434	35,576	2,851	(5,408)	(2,021)	(3,373)	3,441	(4,510)	31,066	102,569
American Century VP Value Fund	82,085	839	8,193	(11,523)	(2,491)	3,513	(3,859)	(15,443)	(2,558)	5,772	(12,575)	(15,066)	67,019
BNY Mellon Sustainable U.S.Equity Portfolio - Service Shares	4,378	-	96	903	999	189	-	-	(164)	-	25	1,024	5,402
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,271,701	(2,415)	276,815	185,368	459,768	76,754	(96,542)	(25,063)	(90,730)	(102,613)	(238,194)	221,574	2,493,275
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	813,030	(986)	116,086	55,419	170,519	29,328	(47,108)	(222)	(32,547)	(39,095)	(89,644)	80,875	893,905
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,444,201	(3,175)	36,003	218,820	251,648	62,502	(35,028)	(25,977)	(51,225)	(24,184)	(73,912)	177,736	1,621,937
Calvert VP NASDAQ-100 Index Portfolio	95,545	(431)	24,009	10,263	33,841	2,317	(380)	(2,728)	(3,967)	(28,447)	(33,205)	636	96,181
Calvert VP Russell 2000® Small Cap Index Portfolio	155,352	464	16,009	27,116	43,589	8,119	-	(681)	(6,128)	(1,306)	4	43,593	198,945
Calvert VP S&P MidCap 400 Index Portfolio	163,880	491	10,392	6,479	17,362	6,167	(4,537)	(2,468)	(5,803)	(6,263)	(12,904)	4,458	168,338
Federated Hermes Government Money Fund II - Service Shares	418,038	(4,408)	-	-	(4,408)	43,839	(30,989)	(4,253)	(27,392)	260,235	241,440	237,032	655,070
Federated Hermes Managed Volatility Fund II - Primary Shares	1,621,113	25,157	(48,813)	15,201	(8,455)	95,728	(65,780)	(7,264)	(63,276)	(67,403)	(107,995)	(116,450)	1,504,663
Federated Hermes Quality Bond Fund II - Primary Shares	669,962	12,860	(298)	30,615	43,177	38,445	(20,869)	(48,672)	(33,295)	(2,775)	(67,166)	(23,989)	645,973
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,272,082	(8,353)	129,010	214,093	334,750	49,572	(31,169)	(37,839)	(46,270)	(160,037)	(225,743)	109,007	1,381,089
Fidelity® VIP Growth & Income Portfolio - Initial Class	89,445	1,083	8,347	(293)	9,137	4,688	(3,687)	(3,279)	(4,567)	9,960	3,115	12,252	101,697

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Growth Portfolio - Initial Class	$411,597	$(4,270)	$70,563	$130,312	$196,605	$19,402	$(8,904)	$(782)	$(20,810)	$22,978	$11,884	$208,489	$620,086
Fidelity® VIP High Income Portfolio - Service Class 2	119,789	3,691	(8,649)	2,273	(2,685)	4,733	(4,644)	(26,725)	(3,683)	(1,670)	(31,989)	(34,674)	85,115
Fidelity® VIP Index 500 Portfolio - Initial Class	428,040	3,961	57,350	20,285	81,596	14,518	(9,236)	(11,649)	(13,550)	(4,207)	(24,124)	57,472	485,512
Fidelity® VIP Mid Cap Portfolio - Service Class 2	588,813	(2,567)	(14,903)	103,057	85,587	41,471	(17,811)	(13,072)	(31,039)	(29,562)	(50,013)	35,574	624,387
Fidelity® VIP Overseas Portfolio - Initial Class	67,802	(349)	11,762	8,013	19,426	4,882	(1,639)	(1,779)	(2,382)	5,059	4,141	23,567	91,369
Franklin Global Real Estate VIP Fund - Class 2	64,881	994	2,745	(10,122)	(6,383)	5,396	-	(1,879)	(2,815)	(10,972)	(10,270)	(16,653)	48,228
Franklin Mutual Shares VIP Fund - Class 2	144,772	2,224	(5,494)	(7,031)	(10,301)	6,242	(3,926)	(14,819)	(5,338)	6,841	(11,000)	(21,301)	123,471
Franklin Small Cap Value VIP Fund - Class 2	286,469	1,199	(19,689)	24,259	5,769	17,771	(15,126)	(12,463)	(10,878)	(4,039)	(24,735)	(18,966)	267,503
Franklin Small-Mid Cap Growth VIP Fund - Class 2	161,746	(1,759)	23,465	70,355	92,061	6,390	(1,467)	(11,326)	(5,342)	(16,224)	(27,969)	64,092	225,838
Franklin U.S. Government Securities VIP Fund - Class 2	192,262	3,591	(2,354)	4,251	5,488	6,638	(6,653)	(44,277)	(7,108)	(8,235)	(59,635)	(54,147)	138,115
Templeton Growth VIP Fund - Class 2	151,828	3,024	(1,502)	7,306	8,828	9,063	(2,496)	(936)	(6,315)	5,140	4,456	13,284	165,112
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	399,484	1,775	31,538	(37,258)	(3,945)	17,176	(8,105)	(17,052)	(14,971)	(1,836)	(24,788)	(28,733)	370,751
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	234,743	35	19,125	82	19,242	8,756	(6,101)	(3,178)	(6,765)	(3,789)	(11,077)	8,165	242,908
T. Rowe Price All-Cap Opportunities Portfolio	995,921	(9,417)	270,589	131,801	392,973	28,049	(46,870)	(36,719)	(46,279)	(54,649)	(156,468)	236,505	1,232,426
T. Rowe Price Equity Income Portfolio	664,775	8,280	17,803	(26,427)	(344)	21,115	(14,313)	(5,411)	(21,956)	7,643	(12,922)	(13,266)	651,509
T. Rowe Price Mid-Cap Growth Portfolio	2,702,251	(23,273)	291,286	301,814	569,827	58,985	(90,584)	(62,212)	(81,848)	857	(174,802)	395,025	3,097,276

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price Moderate Allocation Portfolio	$1,036,239	$5,137	$60,081	$80,032	$145,250	$44,718	$(15,635)	$(6,276)	$(39,851)	$14,217	$(2,827)	$142,423	$1,178,662
T. Rowe Price International Stock Portfolio	380,117	(1,207)	28,443	18,656	45,892	19,569	(6,702)	(29,016)	(13,870)	(6,903)	(36,922)	8,970	389,087

See accompanying notes.

EquiTrust Life Variable Account II

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies issued by the Company. The Company discontinued underwriting new sales of all variable life insurance policies but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

American Century Variable Portfolios, Inc.	Fidelity ® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Mid Cap Value Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Overseas Portfolio - Initial Class
American Century VP Value Fund	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Templeton Growth VIP Fund - Class 2
Calvert Variable Products, Inc.	J.P. Morgan Insurance Trust
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP Russell 2000® Small Cap Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	T. Rowe Price Equity Series, Inc.
Federated Hermes Insurance Series	T. Rowe Price All-Cap Opportunities Portfolio (2)
Federated Hermes Government Money Fund II - Service Shares	T. Rowe Price Equity Income Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares	T. Rowe Price Mid-Cap Growth Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Moderate Allocation Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price International Series, Inc.
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2021 and 2020; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	The name of the following investment option changed during the year:

Current Name	Former Name
T. Rowe All-Cap Opportunities Portfolio	T. Rowe Price New America Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for flexible premium variable life insurance policies. (For any flexible premium variable life insurance policy issued prior to May 1,

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

2005, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium for flexible premium last survivor variable life insurance policies. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7 and $10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, is deducted monthly for the administration of policies and the Account. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $5 expense charge is deducted monthly for administration of policies and the Account.) Flexible premium last survivor variable life insurance policies apply an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. During the first twelve policy months immediately following an increase in Specified Amount, a monthly charge of $.07 and $.10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, for every $1,000 of the Specified Amount or increase in the Specified Amount is deducted. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $.05 expense is charged per $1,000 of the Specified Amount or increase in the Specified Amount.)

Other Charges: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first six and ten years for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, of the policy or following increases in the Specified Amount. This surrender charge varies based on age, sex, underwriting class and policy year as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$11,047	$3,273
American Century VP Mid Cap Value Fund	2,103	1,705
American Century VP Ultra® Fund	37,879	11,407
American Century VP Value Fund	3,642	10,678

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	303	5,235

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	300,487	112,885
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	80,977	121,352
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	30,274	113,797

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	29,188	4,275
Calvert VP Russell 2000® Small Cap Index Portfolio	14,843	9,273
Calvert VP S&P MidCap 400 Index Portfolio	12,634	6,071

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	34,492	31,900
Federated Hermes Managed Volatility Fund II - Primary Shares	76,863	96,269
Federated Hermes Quality Bond Fund II - Primary Shares	61,264	37,328

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	233,791	73,040
Fidelity® VIP Growth & Income Portfolio - Initial Class	11,706	9,197
Fidelity® VIP Growth Portfolio - Initial Class	156,425	34,252
Fidelity® VIP High Income Portfolio - Service Class 2	19,441	2,584
Fidelity® VIP Index 500 Portfolio - Initial Class	41,800	22,954
Fidelity® VIP Mid Cap Portfolio - Service Class 2	137,248	45,236
Fidelity® VIP Overseas Portfolio - Initial Class	13,075	14,399

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$6,613	$2,856
Franklin Mutual Shares VIP Fund - Class 2	9,457	8,158
Franklin Small Cap Value VIP Fund - Class 2	22,079	24,305
Franklin Small-Mid Cap Growth VIP Fund - Class 2	37,783	7,205
Franklin U.S. Government Securities VIP Fund - Class 2	25,442	5,915
Templeton Growth VIP Fund - Class 2	9,085	6,630

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	32,788	25,518
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	14,384	15,535

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	283,041	69,133
T. Rowe Price Equity Income Portfolio	83,613	56,872
T. Rowe Price Mid-Cap Growth Portfolio	326,735	588,438
T. Rowe Price Moderate Allocation Portfolio	152,322	60,002

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	46,256	23,325

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	32	49	(17)	242	1,228	(986)
American Century VP Mid Cap Value Fund	52	43	9	214	87	127
American Century VP Ultra® Fund	532	165	367	399	468	(69)
American Century VP Value Fund	107	405	(298)	591	1,310	(719)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	4	122	(118)	5	4	1

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	889	2,238	(1,349)	1,237	8,851	(7,614)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	350	2,737	(2,387)	628	3,684	(3,056)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	877	2,688	(1,811)	1,586	4,391	(2,805)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	223	33	190	131	619	(488)
Calvert VP Russell 2000® Small Cap Index Portfolio	159	167	(8)	1,273	922	351
Calvert VP S&P MidCap 400 Index Portfolio	99	82	17	124	439	(315)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	3,903	3,008	895	36,765	11,518	25,247
Federated Hermes Managed Volatility Fund II - Primary Shares	2,890	4,653	(1,763)	3,514	10,297	(6,783)
Federated Hermes Quality Bond Fund II - Primary Shares	3,221	2,571	650	2,785	8,226	(5,441)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	646	959	(313)	815	5,381	(4,566)
Fidelity® VIP Growth & Income Portfolio - Initial Class	110	232	(122)	756	566	190
Fidelity® VIP Growth Portfolio - Initial Class	288	542	(254)	1,871	1,193	678
Fidelity® VIP High Income Portfolio - Service Class 2	504	70	434	229	1,507	(1,278)
Fidelity® VIP Index 500 Portfolio - Initial Class	732	419	313	1,908	2,304	(396)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	312	654	(342)	1,016	2,175	(1,159)
Fidelity® VIP Overseas Portfolio - Initial Class	187	456	(269)	1,844	1,343	501

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2021			2020
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	265	131	134	318	1,079	(761)
Franklin Mutual Shares VIP Fund - Class 2	200	247	(47)	594	1,091	(497)
Franklin Small Cap Value VIP Fund - Class 2	215	400	(185)	704	1,381	(677)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	182	106	76	791	1,251	(460)
Franklin U.S. Government Securities VIP Fund - Class 2	1,425	321	1,104	305	4,123	(3,818)
Templeton Growth VIP Fund - Class 2	349	251	98	735	450	285

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	142	356	(214)	554	1,066	(512)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	149	292	(143)	611	1,156	(545)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	326	1,006	(680)	870	4,485	(3,615)
T. Rowe Price Equity Income Portfolio	505	1,275	(770)	901	1,325	(424)
T. Rowe Price Mid-Cap Growth Portfolio	403	6,156	(5,753)	995	3,436	(2,441)
T. Rowe Price Moderate Allocation Portfolio	676	1,303	(627)	2,077	2,015	62

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	795	872	(77)	2,456	4,276	(1,820)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

American Century VP Capital Appreciation Fund:
2021	1,448	$56.84	$82,321	-%	0.90%	10.16%
2020	1,465	51.60	75,585	-	0.90	41.18
2019	2,451	36.55	89,558	-	0.90	34.38
2018	2,490	27.20	67,738	-	0.90	(6.04)
2017	2,691	28.95	77,907	-	0.90	20.73
American Century VP Mid Cap Value Fund:
2021	1,792	31.81	56,991	1.17	0.90	22.11
2020	1,783	26.05	46,447	1.85	0.90	0.31
2019	1,656	25.97	43,015	2.06	0.90	27.99
2018	1,660	20.29	33,669	1.42	0.90	(13.62)
2017	1,660	23.49	38,991	1.56	0.90	10.70
American Century VP Ultra® Fund:
2021	2,312	64.36	148,809	-	0.90	22.06
2020	1,945	52.73	102,569	-	0.90	48.54
2019	2,014	35.50	71,503	-	0.90	33.36
2018	2,180	26.62	58,037	0.25	0.90	(0.15)
2017	2,273	26.66	60,581	0.36	0.90	31.07
American Century VP Value Fund:
2021	2,891	25.94	74,984	1.74	0.90	23.41
2020	3,189	21.02	67,019	2.23	0.90	0.10
2019	3,908	21.00	82,085	2.12	0.90	25.90
2018	3,849	16.68	64,213	1.65	0.90	(9.98)
2017	4,732	18.53	87,672	1.66	0.90	7.80
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2021	41	42.75	1,732	0.66	0.90	25.51
2020	159	34.06	5,402	0.87	0.90	22.69
2019	158	27.76	4,378	1.24	0.90	32.82
2018	156	20.90	3,264	1.49	0.90	(5.52)
2017	154	22.12	3,407	0.94	0.90	14.02
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	63,785	48.23	3,076,379	0.44	0.90	25.99
2020	65,134	38.28	2,493,275	0.79	0.90	22.57
2019	72,748	31.23	2,271,701	1.17	0.90	34.90
2018	74,709	23.15	1,729,550	1.26	0.90	(7.70)
2017	76,883	25.08	1,928,147	1.34	0.90	26.22
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	22,374	44.95	1,005,705	0.47	0.90	24.52
2020	24,761	36.10	893,905	0.77	0.90	23.50
2019	27,817	29.23	813,030	1.08	0.90	27.98
2018	28,420	22.84	649,097	0.80	0.90	(5.54)
2017	29,880	24.18	722,460	0.74	0.90	18.65

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	46,557	$38.71	$1,802,021	0.11%	0.90%	15.45%
2020	48,368	33.53	1,621,937	0.65	0.90	18.82
2019	51,173	28.22	1,444,201	-	0.90	20.70
2018	52,050	23.38	1,217,075	-	0.90	(19.82)
2017	53,155	29.16	1,550,021	-	0.90	23.56
Calvert VP NASDAQ-100 Index Portfolio:
2021	1,252	113.90	142,619	0.30	0.90	25.75
2020	1,062	90.58	96,181	0.42	0.90	46.90
2019	1,550	61.66	95,545	0.35	0.90	37.54
2018	1,617	44.83	72,481	0.56	0.90	(1.36)
2017	1,647	45.45	74,864	0.47	0.90	31.21
Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	4,733	47.63	225,415	0.75	0.90	13.51
2020	4,741	41.96	198,945	1.18	0.90	18.56
2019	4,390	35.39	155,352	0.92	0.90	23.96
2018	4,814	28.55	137,428	1.06	0.90	(12.02)
2017	5,026	32.45	163,107	0.75	0.90	13.38
Calvert VP S&P MidCap 400 Index Portfolio:
2021	3,394	61.46	208,632	0.85	0.90	23.31
2020	3,377	49.84	168,338	1.24	0.90	12.30
2019	3,692	44.38	163,880	1.18	0.90	24.70
2018	4,009	35.59	142,669	1.13	0.90	(12.12)
2017	4,553	40.50	184,386	0.73	0.90	14.86
Federated Hermes Government Money Fund II - Service Shares:
2021	69,827	9.42	657,662	-	0.90	(0.84)
2020	68,932	9.50	655,070	0.15	0.90	(0.73)
2019	43,685	9.57	418,038	1.63	0.90	0.74
2018	44,451	9.50	422,262	1.24	0.90	0.32
2017	45,876	9.47	434,308	0.31	0.90	(0.53)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	85,535	20.24	1,731,601	1.77	0.90	17.40
2020	87,298	17.24	1,504,663	2.61	0.90	0.06
2019	94,081	17.23	1,621,113	2.05	0.90	19.16
2018	94,816	14.46	1,371,110	0.69	0.90	(9.23)
2017	9,972	15.93	158,893	3.85	0.90	17.05
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	49,532	12.91	639,672	2.45	0.90	(2.27)
2020	48,882	13.21	645,973	2.88	0.90	7.14
2019	54,323	12.33	669,962	2.87	0.90	8.44
2018	54,098	11.37	615,093	3.01	0.90	(1.47)
2017	54,834	11.54	632,862	3.24	0.90	3.13
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	23,483	73.53	1,726,766	0.06	0.90	26.69
2020	23,796	58.04	1,381,089	0.25	0.90	29.41
2019	28,362	44.85	1,272,082	0.46	0.90	30.42
2018	29,112	34.39	1,001,262	0.71	0.90	(7.23)
2017	30,421	37.07	1,127,671	1.00	0.90	20.79

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	3,054	$39.96	$122,037	2.43%	0.90%	24.84%
2020	3,176	32.01	101,697	2.09	0.90	6.88
2019	2,986	29.95	89,445	3.56	0.90	28.87
2018	3,064	23.24	71,210	0.35	0.90	(9.78)
2017	3,132	25.76	80,705	1.28	0.90	15.83
Fidelity® VIP Growth Portfolio - Initial Class:
2021	12,428	59.71	742,066	-	0.90	22.13
2020	12,682	48.89	620,086	0.07	0.90	42.58
2019	12,004	34.29	411,597	0.26	0.90	33.11
2018	11,985	25.76	308,682	0.24	0.90	(1.04)
2017	11,887	26.03	309,468	0.22	0.90	33.90
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	3,416	29.50	100,776	5.44	0.90	3.36
2020	2,982	28.54	85,115	4.91	0.90	1.49
2019	4,260	28.12	119,789	5.19	0.90	13.75
2018	4,235	24.72	104,702	5.62	0.90	(4.52)
2017	4,789	25.89	123,958	5.49	0.90	5.98
Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	12,288	51.67	634,880	1.27	0.90	27.45
2020	11,975	40.54	485,512	1.77	0.90	17.17
2019	12,371	34.60	428,040	1.98	0.90	30.17
2018	12,750	26.58	338,861	1.86	0.90	(5.34)
2017	13,044	28.08	366,254	1.76	0.90	20.62
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	11,071	67.94	752,216	0.36	0.90	24.18
2020	11,413	54.71	624,387	0.40	0.90	16.80
2019	12,572	46.84	588,813	0.69	0.90	22.07
2018	12,756	38.37	489,385	0.40	0.90	(15.54)
2017	13,185	45.43	598,949	0.50	0.90	19.49
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	3,073	32.44	99,667	0.52	0.90	18.65
2020	3,342	27.34	91,369	0.51	0.90	14.59
2019	2,841	23.86	67,802	1.74	0.90	26.65
2018	2,904	18.84	54,733	1.55	0.90	(15.59)
2017	2,947	22.32	65,774	1.37	0.90	29.17
Franklin Global Real Estate VIP Fund - Class 2:
2021	3,048	20.80	63,392	0.88	0.90	25.68
2020	2,914	16.55	48,228	2.93	0.90	(6.23)
2019	3,675	17.65	64,881	2.68	0.90	21.31
2018	3,507	14.55	51,041	2.62	0.90	(7.62)
2017	3,356	15.75	52,867	2.99	0.90	9.45
Franklin Mutual Shares VIP Fund - Class 2:
2021	4,750	30.40	144,396	2.91	0.90	18.10
2020	4,797	25.74	123,471	2.83	0.90	(5.89)
2019	5,294	27.35	144,772	1.85	0.90	21.50
2018	5,338	22.51	120,184	2.41	0.90	(9.89)
2017	6,033	24.98	150,718	2.10	0.90	7.39

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Franklin Small Cap Value VIP Fund - Class 2:
2021	5,627	$57.18	$321,796	1.00%	0.90%	24.25%
2020	5,812	46.02	267,503	1.42	0.90	4.24
2019	6,489	44.15	286,469	1.05	0.90	25.21
2018	6,343	35.26	223,618	0.88	0.90	(13.64)
2017	6,619	40.83	270,295	0.52	0.90	9.67
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	4,631	54.06	250,351	-	0.90	9.04
2020	4,555	49.58	225,838	-	0.90	53.69
2019	5,015	32.26	161,746	-	0.90	30.29
2018	4,996	24.76	123,703	-	0.90	(6.21)
2017	5,369	26.40	141,758	-	0.90	20.33
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	9,931	15.22	151,186	2.55	0.90	(2.75)
2020	8,827	15.65	138,115	3.19	0.90	2.96
2019	12,645	15.20	192,262	2.85	0.90	4.25
2018	12,568	14.58	183,226	2.72	0.90	(0.55)
2017	13,388	14.66	196,289	2.67	0.90	0.41
Templeton Growth VIP Fund - Class 2:
2021	8,028	21.64	173,737	1.10	0.90	3.94
2020	7,930	20.82	165,112	3.03	0.90	4.83
2019	7,645	19.86	151,828	2.78	0.90	14.14
2018	7,752	17.40	134,894	1.97	0.90	(15.62)
2017	7,126	20.62	146,946	1.65	0.90	17.43
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	6,919	66.91	462,954	0.90	0.90	28.72
2020	7,133	51.98	370,751	1.44	0.90	(0.54)
2019	7,645	52.26	399,484	1.59	0.90	25.66
2018	7,773	41.59	323,327	0.97	0.90	(12.64)
2017	8,320	47.61	396,070	0.78	0.90	12.77
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	5,992	47.63	285,396	0.51	0.90	20.31
2020	6,135	39.59	242,908	0.92	0.90	12.66
2019	6,680	35.14	234,743	0.40	0.90	23.47
2018	6,966	28.46	198,264	0.38	0.90	(12.73)
2017	7,069	32.61	230,536	0.32	0.90	14.22
T. Rowe Price All-Cap Opportunities Portfolio:
2021	22,459	63.77	1,432,122	-	0.90	19.73
2020	23,139	53.26	1,232,426	-	0.90	43.10
2019	26,754	37.22	995,921	0.41	0.90	33.69
2018	27,855	27.84	775,356	0.15	0.90	0.25
2017	29,674	27.77	823,916	0.10	0.90	33.25
T. Rowe Price Equity Income Portfolio:
2021	17,497	44.38	776,488	1.57	0.90	24.45
2020	18,267	35.66	651,509	2.35	0.90	0.25
2019	18,691	35.57	664,775	2.32	0.90	25.29
2018	19,675	28.39	558,590	2.00	0.90	(10.33)
2017	20,987	31.66	664,378	1.76	0.90	15.00

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price Mid-Cap Growth Portfolio:
2021	28,875	$101.81	$2,939,789	-%	0.90%	13.83%
2020	34,628	89.44	3,097,276	-	0.90	22.69
2019	37,069	72.90	2,702,251	0.14	0.90	30.13
2018	38,150	56.02	2,137,268	-	0.90	(2.91)
2017	39,524	57.70	2,280,605	-	0.90	23.66
T. Rowe Price Moderate Allocation Portfolio:
2021	30,168	41.75	1,259,523	0.98	0.90	9.09
2020	30,795	38.27	1,178,662	1.39	0.90	13.49
2019	30,733	33.72	1,036,239	1.96	0.90	18.73
2018	31,607	28.40	897,540	1.80	0.90	(5.93)
2017	31,836	30.19	961,028	1.52	0.90	16.38
T. Rowe Price International Stock Portfolio:
2021	16,756	23.21	388,914	0.59	0.90	0.43
2020	16,833	23.11	389,087	0.56	0.90	13.40
2019	18,653	20.38	380,117	2.45	0.90	26.66
2018	18,730	16.09	301,397	1.36	0.90	(15.00)
2017	20,237	18.93	383,009	1.10	0.90	26.79

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.